Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,793,420.00
Previously Paid Amount	0.00
Total Fee Amount	4,102.07
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 4,102.07
Narrative - Max Aggregate Offering Price	$ 26,793,420.00
Final Prospectus	true